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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        February 14, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       40
                                        ------------------
Form 13F Information Table Value Total:      31,422
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6Column 7Column 8
Name of Issuer	Title of 	Cusip		Value	SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
		Class		 		(X$1000)	PRN AMT	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
Abbott Laboratories	COM	002824100	1,691	30073	SH		SOLE		30073
Apple Computer Inc.	COM	037833100	93	232	SH		SOLE		232
Avnet Inc		COM	053807103	1,038	33410	SH		SOLE		33410
Bristol-Myers Squibb	COM	110122108	49	1400	SH		SOLE		1400
Celgene Corp.		COM	151020104	1,293	19140	SH		SOLE		19140
Cisco Systems Inc.	COM	17275R102	35	1944	SH		SOLE		1944
Clorox Company		COM	189054109	133	2000	SH		SOLE		2000
DuPont de Nemour	COM	263534109	708	15480	SH		SOLE		15480
Exxon Mobil Corporati	COM	30231G102	839	9899	SH		SOLE		9899
General Electric Co	COM	369604103	95	5324	SH		SOLE		5324
Hewlett-Packard Co	COM	428236103	1,607	62415	SH		SOLE		62415
Hospira Inc		COM	441060100	426	14030	SH		SOLE		14030
Intel Corporation	COM	458140100	52	2154	SH		SOLE		2154
iShares Barclays 1-3 Yr COM	464287457	3,982	47125	SH		SOLE		47125
iShares Barclays Aggreg	COM	464287226	5,756	52215	SH		SOLE		52215
JDA Software Group	COM	46612K108	333	10305	SH		SOLE		10305
Johnson & Johnson	COM	478160104	714	10890	SH		SOLE		10890
JPMorgan Chase & Co	COM	46625H100	89	2700	SH		SOLE		2700
Kennametal Inc.		COM	489170100	10	300	SH		SOLE		300
Kimberly-Clark Corp.	COM	494368103	128	1750	SH		SOLE		1750
Lincoln National Corp.	COM	534187109	174	8990	SH		SOLE		8990
McDonalds Corporatio	COM	580135101	17	170	SH		SOLE		170
Merck & Co. Inc.	COM	58933Y105	1,369	36323	SH		SOLE		36323
MetLife Inc.		COM	59156R108	829	26610	SH		SOLE		26610
Microsemi Corporation	COM	595137100	150	8995	SH		SOLE		8995
Microsoft Corporation	COM	594918104	1,324	51013	SH		SOLE		51013
Newmont Mining Corp.	COM	651639106	1,273	21215	SH		SOLE		21215
Occidental Petroleum	COM	674599105	37	400	SH		SOLE		400
Pfizer Inc.		COM	717081103	61	2856	SH		SOLE		2856
Procter & Gamble Co.	COM	742718109	296	4450	SH		SOLE		4450
ProShares Short S&P 500	COM	74347R503	1,676	41480	SH		SOLE		41480
Protective Life Corp.	COM	743674103	12	540	SH		SOLE		540
Shaw Communications	COM	82028K200	180	9090	SH		SOLE		9090
St. Jude Medical Inc	COM	790849103	564	16470	SH		SOLE		16470
Stericycle Inc.		COM	858912108	10	132	SH		SOLE		132
T Rowe Price Group Inc	COM	74144T108	303	5332	SH		SOLE		5332
Target Corporation	COM	87612E106	12	240	SH		SOLE		240
Tech Data Corp.		COM	878237106	14	300	SH		SOLE		300
Vanguard Total Mkt ETF	COM	921937835	3,983	47680	SH		SOLE		47680
Vodafone Group PLC	COM	92857W209	49	1750	SH		SOLE		1750